Document and Entity Information	Nov. 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001633978
Document Type	8-K
Document Period End Date	Nov. 01, 2026
Entity Registrant Name	Lumentum Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36861
Entity Tax Identification Number	47-3108385
Entity Address, Address Line One	1001 Ridder Park Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	546-5483
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.001 per share
Trading Symbol	LITE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false